FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 2,959	$ 1,750
Accounts payable and accrued liabilities	4,059	4,221
Long-term debt	41,896	40,855	$ 31,733
Lease liabilities	2,778	2,593	$ 2,028
Derivative financial liabilities		538
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		15
Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	54
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		101
Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		470
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	2,959	1,750
Short-term borrowings, undiscounted cash flows	2,959	1,750
Accounts payable and accrued liabilities	4,059	4,221
Accounts payable and accrued liabilities, undiscounted cash flows	4,059	4,221
Income tax payable	26
Income tax payable, undiscounted cash flows	26
Long-term debt	41,896	40,855
Long-term debt, undiscounted cash flows	42,886	41,895
Lease liabilities	2,778	2,593
Lease liabilities, undiscounted cash flows	3,546	3,283
Other long-term financial liabilities	49	49
Other long-term financial liabilities, undiscounted cash flows	49	49
Net carrying amount of derivatives (asset)	(425)	538
Financial liabilities	51,342	50,006
Financial liabilities, undiscounted cash flows	50,387	50,327
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	2,959	1,750
Accounts payable and accrued liabilities, undiscounted cash flows	4,059	4,221
Income tax payable, undiscounted cash flows	26
Long-term debt, undiscounted cash flows	3,696	1,100
Lease liabilities, undiscounted cash flows	587	504
Other long-term financial liabilities, undiscounted cash flows	1	1
Financial liabilities, undiscounted cash flows	10,961	7,633
Net interest payments	1,925	2,049
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Income tax payable, undiscounted cash flows	0
Long-term debt, undiscounted cash flows	8,970	8,607
Lease liabilities, undiscounted cash flows	1,084	1,002
Other long-term financial liabilities, undiscounted cash flows	2	2
Financial liabilities, undiscounted cash flows	9,622	9,655
Net interest payments	3,303	3,784
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Income tax payable, undiscounted cash flows	0
Long-term debt, undiscounted cash flows	5,799	8,351
Lease liabilities, undiscounted cash flows	406	405
Other long-term financial liabilities, undiscounted cash flows	42	42
Financial liabilities, undiscounted cash flows	6,132	8,712
Net interest payments	2,528	2,608
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Income tax payable, undiscounted cash flows	0
Long-term debt, undiscounted cash flows	24,421	23,837
Lease liabilities, undiscounted cash flows	1,469	1,372
Other long-term financial liabilities, undiscounted cash flows	4	4
Financial liabilities, undiscounted cash flows	23,672	24,327
Net interest payments	13,480	14,201
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	2,124	2,187
Net carrying amount of derivatives (asset)	2,288	2,182
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,605	1,591
Net carrying amount of derivatives (asset)	1,727	1,587
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	519	596
Net carrying amount of derivatives (asset)	561	595
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(54)	(48)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(54)	(48)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	1,958	4,538
Net carrying amount of derivatives (asset)	1,963	4,437
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,958	4,538
Net carrying amount of derivatives (asset)	1,963	4,437
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	22,506	19,051
Net carrying amount of derivatives (asset)	25,421	19,980
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,572	228
Net carrying amount of derivatives (asset)	2,758	228
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	3,565	3,197
Net carrying amount of derivatives (asset)	3,957	3,154
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,684	2,625
Net carrying amount of derivatives (asset)	1,799	2,711
Liquidity risk | Debt derivatives | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	14,685	13,001
Net carrying amount of derivatives (asset)	$ 16,907	$ 13,887